Goodwill (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 Integer	Dec. 31, 2024 USD ($)	Dec. 31, 2024	Dec. 31, 2024 Integer	Dec. 31, 2023 USD ($) Integer
Indefinite-Lived Intangible Assets [Line Items]
Number of operating segments	3		2	2	1
Number of reporting units | Integer					1
Impairment of goodwill		$ 2,725,460
Banzai Operating [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of goodwill
Open Reel [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of goodwill		$ 2,725,460